SUBSEQUENT EVENTS (Details) - Subsequent Event € in Millions, $ in Millions, CAD in Billions						3 Months Ended	12 Months Ended
	Feb. 17, 2017 EUR (€)	Feb. 17, 2017 EUR (€) mi	Feb. 17, 2017 EUR (€) km	Feb. 17, 2017 EUR (€) MW	Jan. 27, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CAD	Feb. 17, 2017 CAD	Feb. 15, 2017 bbl / d	Feb. 15, 2017 mi	Feb. 15, 2017 km	Feb. 15, 2017 USD ($)	Feb. 15, 2017
Joint funding of Line 3 Replacement Program
SUBSEQUENT EVENTS
Project development and construction costs (as a percent)					99.00%
Reimbursement for capital expenditures on project					$ 450
Enbridge Energy Partners, L.P. | Joint funding of Line 3 Replacement Program
SUBSEQUENT EVENTS
Project development and construction costs (as a percent)					1.00%
Option to acquire interest in completed project (as a percent)					40.00%
Enbridge Energy Partners, L.P. | Joint funding of Eastern Access projects
SUBSEQUENT EVENTS
Additional interest acquired in project (as a percent)					15.00%
Amount paid to acquire additional interest in projects					$ 360
Midcoast Energy Partners, L.P. | Forecast
SUBSEQUENT EVENTS
Purchase price						$ 170
Hohe See Offshore Wind Project
SUBSEQUENT EVENTS
Ownership interest (as a percent)	50.00%	50.00%	50.00%	50.00%					50.00%
Wind project capacity | MW				497
Distance off the shore from the coast of Germany		61	98
Period of revenue support by government	20 years
Estimated total amount of investment	€ 1,070	€ 1,070	€ 1,070	€ 1,070					CAD 1.7
Hohe See Offshore Wind Project | Forecast
SUBSEQUENT EVENTS
Planned spend							€ 440	CAD 0.6
Bakken Pipeline System
SUBSEQUENT EVENTS
Ownership interest (as a percent)														27.60%
Purchase price													$ 1,500
Bakken Pipeline System | Dakota Access Pipeline project
SUBSEQUENT EVENTS
Length of 30-inch pipeline											1,172	1,886
Potential expanded capacity to deliver crude oil (in bpd) | bbl / d										570,000
Bakken Pipeline System | Dakota Access Pipeline project | Minimum
SUBSEQUENT EVENTS
Initial capacity to deliver crude oil (in bpd) | bbl / d										470,000
Bakken Pipeline System | Energy Transfer Crude Oil Pipeline project
SUBSEQUENT EVENTS
Length of new 30-inch diameter pipe											62	100
Length of converted 30-inch diameter pipe											686	1,104
Length of converted 24-inch diameter pipe											40	64